SCHEDULE OF PROVISION FOR INCOME TAX EXPENSE (Details)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 SGD ($)
Income Tax Disclosure [Abstract]
Current income tax
Deferred income tax
Income tax expense